Taxation - Summary of Profit (Loss) Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
PRC	¥ 102,329	$ 15,682	¥ 77,079
Non-PRC	(318,335)	(48,787)	(248,522)	¥ (140,920)
Loss before income taxes	¥ (216,006)	$ (33,105)	¥ (171,443)	¥ (140,920)